Accounts and Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of accounts and notes receivables
Retail and other notes receivable and finance leases	$ 2,588	$ 2,283
Wholesale receivables	1,477	1,336
Restricted receivables	11,882	10,792
Other accounts and notes receivable	669	485
Gross receivables	16,616	14,896
Less:
Allowance for credit losses	(448)	(405)	(595)	(393)
Current portion	(9,514)	(8,811)
Total long-term receivables, net	$ 6,654	$ 5,680